Off balance sheet commitments and lease contracts	12 Months Ended
Dec. 31, 2020
Off balance sheet commitments and lease contracts
Off balance sheet commitments and lease contracts

NOTE 13 Off balance sheet commitments and lease contracts

13.1 Off balance sheet commitments and contractual obligations

	Maturity and installment plants
As of December 31, 2020		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	48,705	—	22,745	25,960
Current portion of non-current debt obligations net of hedging instruments (Note 15)	4,674	4,674	—	—
Lease obligations (Note 13.2)	8,943	1,207	3,178	4,558
Asset retirement obligations (Note 12)	15,368	463	1,840	13,065
Contractual obligations recorded in the balance sheet	77,690	6,344	27,763	43,583
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	1,745	704	626	415
Purchase obligations	143,177	11,719	39,126	92,332
Contractual obligations not recorded in the balance sheet	144,922	12,423	39,752	92,747
TOTAL OF CONTRACTUAL OBLIGATIONS	222,612	18,767	67,515	136,330
Guarantees given to customs authorities	2,312	2,189	60	63
Guarantees given on borrowings	14,164	746	3,660	9,758
Indemnities related to sales of businesses	333	179	—	154
Guarantees of current liabilities	147	68	56	23
Guarantees to customers / suppliers	19,182	2,603	1,853	14,726
Letters of credit	2,432	2,297	135	—
Other operating commitments	23,879	3,224	3,002	17,653
TOTAL OF OTHER COMMITMENTS GIVEN	62,449	11,306	8,766	42,377
Mortgages and liens received	77	28	24	25
Sales obligations	80,521	7,001	29,362	44,158
Other commitments received	20,401	15,270	1,474	3,657
TOTAL OF COMMITMENTS RECEIVED	100,999	22,299	30,860	47,840
Of which commitments given relating to joint ventures	34,920	644	7,288	26,988
Of which commitments given relating to associates	51,795	999	8,664	42,132

	Maturity and installment plants
As of December 31, 2019		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	40,931	—	19,888	21,043
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,331	5,331	—	—
Lease obligations (Note 13.2)	7,465	1,202	2,883	3,380
Asset retirement obligations (Note 12)	14,492	617	3,153	10,722
Contractual obligations recorded in the balance sheet	68,219	7,150	25,924	35,145
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	2,077	536	879	662
Purchase obligations	147,516	10,763	38,189	98,564
Contractual obligations not recorded in the balance sheet	149,593	11,299	39,068	99,226
TOTAL OF CONTRACTUAL OBLIGATIONS	217,812	18,449	64,992	134,371
Guarantees given to customs authorities	2,012	1,876	17	119
Guarantees given on borrowings	14,510	306	7,372	6,832
Guarantees related to sales of businesses	331	163	16	152
Guarantees of current liabilities	172	79	60	33
Guarantees to customers / suppliers	12,318	1,435	2,169	8,714
Letters of credit	2,786	2,768	18	—
Other operating commitments	22,055	3,240	1,202	17,613
TOTAL OF OTHER COMMITMENTS GIVEN	54,184	9,867	10,854	33,463
Assets received as collateral (security interests)	85	23	37	25
Sales obligations	93,441	7,135	31,330	54,976
Other commitments received	22,358	16,845	1,705	3,808
TOTAL OF COMMITMENTS RECEIVED	115,884	24,003	33,072	58,809
Of which commitments given relating to joint ventures	39,055	461	11,822	26,772
Of which commitments given relating to associates	31,465	913	8,381	22,171

	Maturity and installments
As of December 31, 2018		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	37,784	—	19,072	18,712
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,027	5,027	—	—
Finance lease obligations (Note 13.2)	1,878	213	468	1,197
Asset retirement obligations (Note 12)	14,286	844	3,388	10,054
Contractual obligations recorded in the balance sheet	58,975	6,084	22,928	29,963
Operating lease obligations (Note 13.2)	9,130	1,644	3,691	3,795
Purchase obligations	121,119	9,708	30,652	80,759
Contractual obligations not recorded in the balance sheet	130,249	11,352	34,343	84,554
TOTAL OF CONTRACTUAL OBLIGATIONS	189,224	17,436	57,271	114,517
Guarantees given to customs authorities	2,043	1,904	12	127
Guarantees given on borrowings	18,680	169	68	18,443
Indemnities related to sales of businesses	334	165	10	159
Guarantees of current liabilities	222	83	74	65
Guarantees to customers / suppliers	8,463	1,222	847	6,394
Letters of credit	3,515	3,164	160	191
Other operating commitments	29,416	2,085	1,046	26,285
TOTAL OF OTHER COMMITMENTS GIVEN	62,673	8,792	2,217	51,664
Mortgages and liens received	84	23	33	28
Sales obligations	91,695	7,989	27,709	55,997
Other commitments received	21,565	15,527	1,328	4,710
TOTAL OF COMMITMENTS RECEIVED	113,344	23,539	29,070	60,735
Of which commitments given relating to joint ventures	42,768	162	4,425	38,181
Of which commitments given relating to associates	39,437	773	8,378	30,286

A.    Contractual obligations

Debt obligations

“Non-current debt obligations” are included in the items “Non-current financial debt” and “Non-current financial assets” of the Consolidated Balance Sheet. It includes the non-current portion of swaps hedging bonds, and excludes non-current lease obligations of $7,736 million.

The current portion of non-current debt is included in the items “Current borrowings”, “Current financial assets” and “Other current financial liabilities” of the Consolidated Balance Sheet. It includes the current portion of swaps hedging bonds, and excludes the current portion of lease obligations of $1,207 million.

The information regarding contractual obligations linked to indebtedness is presented in Note 15 to the Consolidated Financial Statements.

Lease contracts

The information regarding leases is presented in Note 13.2 to the Consolidated Financial Statements.

Asset retirement obligations

This item represents the discounted present value of Exploration & Production and Integrated Gas, Renewables & Power asset retirement obligations, primarily asset removal costs at the completion date. The information regarding contractual obligations linked to asset retirement obligations is presented in Note 12 to the Consolidated Financial Statements.

Purchase obligations

Purchase obligations are obligations under contractual agreements to purchase goods or services, including capital projects. These obligations are enforceable and legally binding on the company and specify all significant terms, including the amount and the timing of the payments.

These obligations mainly include: unconditional hydrocarbon purchase contracts (except where an active, highly-liquid market exists and when the hydrocarbons are expected to be re-sold shortly after purchase) in the Integrated Gas, Renewables & Power segment, reservation of transport capacities in pipelines, unconditional exploration works and development works in the Exploration & Production segment, and contracts for capital investment projects in the Refining & Chemicals segment.

B.    Other commitments given

Guarantees given to customs authorities

These consist of guarantees given by the Group to customs authorities in order to guarantee the payments of taxes and excise duties on the importation of oil and gas products, mostly in France.

Guarantees given on borrowings

The Group guarantees bank debt and lease obligations of certain non-consolidated subsidiaries and equity affiliates. Maturity dates vary, and guarantees will terminate on payment and/or cancellation of the obligation. A payment would be triggered by failure of the guaranteed party to fulfill its obligation covered by the guarantee, and no assets are held as collateral for these guarantees. As of December 31, 2020, the maturities of these guarantees are up to 2053.

As of December 31, 2020, the guarantees provided by TOTAL SE in connection with the financing of the Ichthys LNG project amount to $4,912 million. As of December 31, 2019, the guarantees amounted to $4,937 million.

As of December 31, 2020, the guarantees provided by TOTAL SE in connection with the financing of the Yamal LNG project for an amount of $3,250 million by TOTAL SE. As of December 31, 2019, the guarantees amounted to $3,688 million.

As of December 31, 2020, TOTAL SE has confirmed guarantees for TOTAL Refining SAUDI ARABIA SAS shareholders' advances for an amount of $1,164 million. As of December 31, 2019, the guarantees amounted to $1,184 million.

As of December 31, 2020, the guarantee given in 2008 by TOTAL SE in connection with the financing of the Yemen LNG project amounts to $509 million as in 2019.

As of December 31, 2020, guarantees provided by TOTAL SE in connection with the financing of the Bayport Polymers LLC project, amount to $1,820 million as in 2019.

Indemnities related to sales of businesses

In the ordinary course of business, the Group executes contracts involving standard indemnities for the oil industry and indemnities specific to transactions such as sales of businesses. These indemnities might include claims against any of the following: environmental, tax and shareholder matters, intellectual property rights, governmental regulations and employment-related matters, and commercial contractual relationships. Performance under these indemnities would generally be triggered by a breach of terms of the contract or by a third party claim. The Group regularly evaluates the probability of having to incur costs associated with these indemnities.

Other guarantees given

Non-consolidated subsidiaries

The Group also guarantees the current liabilities of certain non-consolidated subsidiaries. Performance under these guarantees would be triggered by a financial default of the entity.

Operating agreements

As part of normal ongoing business operations and consistent with generally accepted industry practices, the Group enters into numerous agreements with other parties. These commitments are often entered into for commercial purposes, for regulatory purposes or for other operating agreements.

C.    Commitments received

Sales obligations

These amounts represent binding obligations to sell goods, including in particular hydrocarbon sales contracts (except where an active, highly-liquid market exists and when the volumes are expected to be re-sold shortly after purchase).

13.2 Lease contracts

Accounting principles

A lease contract is a contract that grants lessee the right to use an identified asset for a specified period of time in exchange for consideration. At lease inception, an asset corresponding to right of use and a debt are recognized in the lessee’s balance sheet. Carrying value of right of use corresponds to present value of future lease payments plus any direct costs incurred for concluding the contract. Lease debt is recorded as a liability in the balance sheet under financial debts. Rights of use are depreciated over the useful lives applied by the Group.

Leases that are of short duration or that relate to low value assets are not recorded in the balance sheet, in accordance with the exemptions in the standard. They are presented as off-balance sheet commitments.

➢	First-time application of IFRS 16 "Leases"

As part of the first application of IFRS 16 "Leases" as of January 1, 2019, the Group:

-	applied the simplified retrospective transition method, accounting for the cumulative effect of the initial application of the standard at the date of first application, without restating the comparative periods;
-	used the following simplification measures provided by the standard in the transitional provisions:
o	exclusion of contracts that the Group had not previously identified as containing a lease under IAS 17 and IFRIC 4,
o	exclusion of leases whose term ends within 12 months of the date of first application;
-	recognized each lease component as a separate lease, separately from non-lease components of the lease (services);
-	applied the two exemptions of the standard on short-term leases and leases of low-value assets.

The impact of the application of this standard as at January 1, 2019 is $5,698 million on fixed assets, $(5,505) million on net debt and $(193) million on other assets and liabilities. The weighted average incremental borrowing rate of 4.5% at transition date was determined on the basis of the initial duration of the contracts.

In 2019, the impact on fixed assets was broken down as follows:

(in M$)
Right of use of buildings	2,278
Right of use of machinery, plant and equipment (including transportation equipment)	2,632
Other right of use	788
TOTAL	5,698

The Group mainly leases real estate, retail stations, ships, and other equipment (see Note 7 to the Consolidated Financial Statements).

A-Reconciliation between the operating lease commitments disclosed under IAS17 at December 31, 2018 and the additional lease liabilities (IFRS 16) recognized on the balance sheet at January 1, 2019

Reconciliation between the operating lease commitments disclosed under IAS 17 at December 31, 2018 and the additional lease liabilities (IFRS 16) recognized on the balance sheet at January 1, 2019

The reconciliation is as follows:

January 1,
M$	2019
Operating lease commitments at December 31, 2018	9,130
Commitments relating to IFRS 16 exemptions:	(417)
- Low value assets	(90)
- Short-term leases	(327)
Leases not yet commenced at January 1, 2019	(608)
Commitments relating to service component of lease contracts	(760)
Commitments relating to leases of non identified assets or substitute assets	(628)
Variable lease payments	(6)
Other impacts	204
Impact of discounting	(1,360)
ADDITIONAL LEASE LIABILITY ON CONTRACTS PREVIOUSLY ACCOUNTED FOR AS OPERATING LEASES	5,555
Finance lease liability at December 31, 2018	1,878
TOTAL LEASE LIABILITY AT JANUARY 1, 2019	7,433

Other information required on lease debts, notably their maturity, is presented in Note 15 to the consolidated financial statements.

B-The future minimum lease payments on leases to which the Group is committed

The future minimum lease payments on leases to which the Group is committed are as follows:

For the year ended December 31, 2020		Leases recorded in
(M$)	Exempted contracts	balance sheet
2021	704	1,659
2022	252	1,366
2023	159	1,117
2024	118	1,022
2025	97	964
2026 and beyond	415	6,325
Total minimum payments	1,745	12,453
Less financial expenses		(3,510)
Nominal value of contracts		8,943
Less current portion of lease contracts		(1,207)
NON-CURRENT LEASE LIABILITIES		7,736

For the year ended December 31, 2019		Leases recorded in
(M$)	Exempted contracts	balance sheet
2020	536	1,586
2021	360	1,228
2022	212	1,019
2023	162	835
2024	145	766
2025 and beyond	662	4,757
Total minimum payments	2,077	10,191
Less financial expenses		(2,726)
Nominal value of contracts		7,465
Less current portion of lease contracts		(1,202)
NON-CURRENT LEASE LIABILITIES		6,263

For the year ended December 31, 2018
(M$)	Operating leases	Finance leases
2019	1,644	263
2020	1,282	183
2021	967	182
2022	772	179
2023	669	179
2024 and beyond	3,796	1,826
Total minimum payments	9,130	2,812
Less financial expenses		(934)
Nominal value of contracts		1,878
Less current portion of finance lease contracts		(213)
NON-CURRENT FINANCE LEASE LIABILITIES		1,665

For the year ended December 31, 2020, rental expense recorded in the income statement and incurred under short term leases or low value assets leases and under variable lease payments is $600million and $162 million, respectively.

For the year ended December 31, 2019, rental expense recorded in the income statement and incurred under short term leases or low value assets leases and under variable lease payments is $366 million and $132 million, respectively.

Rental expense recorded in the income statement and incurred under operating leases for the year ended December 31, 2018 is $1,304 million.